Document and Entity Information	Jan. 25, 2023
Cover [Abstract]
Entity Registrant Name	Pathfinder Acquisition Corp
Amendment Flag	false
Entity Central Index Key	0001839132
Document Type	8-K
Document Period End Date	Jan. 25, 2023
Entity Incorporation State Country Code	E9
Entity File Number	001-40074
Entity Tax Identification Number	98-1575384
Entity Address, Address Line One	1950 University
Entity Address, Address Line Two	Avenue
Entity Address, Address Line Three	Suite 350
Entity Address, City or Town	Palo Alto
Entity Address, Country	CA
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94129
City Area Code	(650)
Local Phone Number	321-4910
Written Communications	false
Entity Emerging Growth Company	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-fifth of one redeemable warrant
Trading Symbol	PFDRU
Security Exchange Name	NASDAQ